Concentrations and credit risk (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Net sales to customers

The net revenue representing at least 10% of total net revenue are as follows:

	Year Ended March 31,
	2019		2020		2021
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	3,715	37	3,573	27	3,633	23
Customer C	1,225	12	1,239	9	1,386	9
Customer B	1,027	10	313	2	619	4
Customer E #	996	10	—	—	—	—

	6,963	69	5,125	38	5,638	36

# Rental income from this customer ended as of February 2019.

The following customers had balances of at least 10% of the total trade receivables at the respective balance sheet dates set forth below:

	March 31,
	2020		2021
	$ in thousands	%	$ in thousands	%

Customer C	241	30	343	27
Customer B	133	16	160	12
Customer A	99	12	298	23
Customer F	95	12	197	15

		70		77